Investments in Associates and Joint Ventures - Changes in Investments in Associates and Joint Ventures (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩) Companies	Dec. 31, 2019 KRW (₩) Companies	Dec. 31, 2018 KRW (₩)
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	₩ 3,927,755	₩ 3,650,003
Acquisition	205,059	178,960
Dividends	(293,549)	(206,486)
Share of profits (losses)	133,297	273,741	₩ 112,635
Other increase (decrease)	(96,313)	31,537
Book value, ending balance	3,876,249	3,927,755	3,650,003
Domestic [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	1,038,567	979,726
Acquisition	77,874	87,346
Dividends	(25,485)	(20,161)
Share of profits (losses)	(62,252)	6,882
Other increase (decrease)	(16,969)	(15,226)
Book value, ending balance	1,011,735	1,038,567	979,726
Domestic [member] | POSCO MITSUBISHI CARBON TECHNOLOGY [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	182,648	180,192
Dividends	(19,401)	(16,369)
Share of profits (losses)	(9,794)	19,377
Other increase (decrease)	4	(552)
Book value, ending balance	153,457	182,648	180,192
Domestic [member] | EQP POSCO Global No1 Natural Resources Private Equity Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	175,907	174,123
Share of profits (losses)	34	(976)
Other increase (decrease)	(2)	2,760
Book value, ending balance	175,939	175,907	174,123
Domestic [member] | Samcheok Blue Power Co.,Ltd. (Formerly, POSPower Co., Ltd) [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	161,280	161,477
Share of profits (losses)	(5,262)	(4,744)
Other increase (decrease)	(10,926)	4,547
Book value, ending balance	145,092	161,280	161,477
Domestic [member] | SNNC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	142,602	116,922
Dividends	(2,901)	(1,450)
Share of profits (losses)	18,701	27,655
Other increase (decrease)	1,930	(525)
Book value, ending balance	160,332	142,602	116,922
Domestic [member] | QSONE Co.,Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	85,887	85,550
Dividends	(1,140)	(950)
Share of profits (losses)	1,257	1,287
Book value, ending balance	86,004	85,887	85,550
Domestic [member] | Chun-cheon Energy Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	56,679	62,478
Acquisition		6,050
Share of profits (losses)	(33,173)	(11,849)
Other increase (decrease)	407
Book value, ending balance	23,913	56,679	62,478
Domestic [member] | Chungju Enterprise City Development Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	17,824	17,382
Share of profits (losses)	(687)	442
Book value, ending balance	17,137	17,824	17,382
Domestic [member] | Daesung Steel [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	15,375	15,644
Share of profits (losses)	(514)	(269)
Other increase (decrease)	2,129
Book value, ending balance	16,990	15,375	15,644
Domestic [member] | Western Inland Highway Co Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	5,115	1,494
Acquisition	42,246	3,752
Share of profits (losses)	(2,294)	(167)
Other increase (decrease)	3	36
Book value, ending balance	45,070	5,115	1,494
Domestic [member] | Keystone NO. 1. Private Equity Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	19,438	11,183
Acquisition		8,723
Share of profits (losses)	₩ (19,438)	(342)
Other increase (decrease)		(126)
Book value, ending balance		₩ 19,438	11,183
Domestic [member] | Other associates and joint ventures [member]
Disclosure of investments in associates and joint ventures [Line Items]
Number of companies in other associates and joint ventures | Companies	65	62
Domestic [member] | Other 62 companies associates and joint ventures [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	₩ 124,795	₩ 143,578
Acquisition		27,221
Dividends		(669)
Share of profits (losses)		(24,448)
Other increase (decrease)		(20,887)
Book value, ending balance		124,795	143,578
Domestic [member] | Other 65 companies associates and joint ventures [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	124,795
Acquisition	27,718
Dividends	(1,328)
Share of profits (losses)	(8,885)
Other increase (decrease)	(11,093)
Book value, ending balance	131,207	124,795
Domestic [member] | NEXTRAIN Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	41,447	10
Acquisition	7,910	41,600
Share of profits (losses)	(2,786)	(163)
Other increase (decrease)	793
Book value, ending balance	47,364	41,447	10
Domestic [member] | PCC Amberstone Private Equity Fund 1 [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	9,570	9,693
Dividends	(715)	(723)
Share of profits (losses)	589	1,079
Other increase (decrease)	(214)	(479)
Book value, ending balance	9,230	9,570	9,693
Foreign [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	2,889,188	2,670,277
Acquisition	127,185	91,614
Dividends	(268,064)	(186,325)
Share of profits (losses)	195,549	266,859
Other increase (decrease)	(79,344)	46,763
Book value, ending balance	2,864,514	2,889,188	2,670,277
Foreign [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	1,235,682	1,041,600
Dividends	(113,985)
Share of profits (losses)	234,693	158,562
Other increase (decrease)	61,666	35,520
Book value, ending balance	1,418,056	1,235,682	1,041,600
Foreign [member] | POSCO-NPS Niobium LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	376,410	363,506
Dividends	(11,244)	(24,933)
Share of profits (losses)	11,449	24,543
Other increase (decrease)	(22,890)	13,294
Book value, ending balance	353,725	376,410	363,506
Foreign [member] | KOBRASCO [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	115,641	133,449
Dividends	(37,922)	(74,716)
Share of profits (losses)	8,443	56,474
Other increase (decrease)	(31,762)	434
Book value, ending balance	54,400	115,641	133,449
Foreign [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	88,935	88,391
Dividends		(1,574)
Share of profits (losses)	1,790	665
Other increase (decrease)	545	1,453
Book value, ending balance	91,270	88,935	88,391
Foreign [member] | DMSA/AMSA [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	12,189	26,709
Acquisition	60,278	23,682
Share of profits (losses)	(33,305)	(40,415)
Other increase (decrease)	(8,058)	2,213
Book value, ending balance	31,104	12,189	26,709
Foreign [member] | CSP - Compania Siderurgica do Pecem [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance		24,832
Acquisition	62,711	35,352
Share of profits (losses)	(60,708)	(57,647)
Other increase (decrease)	₩ (2,003)	₩ (2,537)
Book value, ending balance			24,832
Foreign [member] | Other associates and joint ventures [member]
Disclosure of investments in associates and joint ventures [Line Items]
Number of companies in other associates and joint ventures | Companies	36	38
Book value, beginning balance	₩ 162,484	₩ 143,236
Acquisition		552
Dividends	(12,114)	(19,430)
Share of profits (losses)	(8,492)	30,168
Other increase (decrease)	(9,482)	7,958
Book value, ending balance	132,396	162,484	143,236
Foreign [member] | AES-VCM Mong Duong Power Company Limited [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	178,892	209,936
Dividends	(16,053)	(18,099)
Share of profits (losses)	37,092	24,126
Other increase (decrease)	(41,154)	(37,071)
Book value, ending balance	158,777	178,892	209,936
Foreign [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	225,933	179,459
Dividends	(56,760)	(24,267)
Share of profits (losses)	45,941	63,749
Other increase (decrease)	(15,772)	6,992
Book value, ending balance	199,342	225,933	179,459
Foreign [member] | 9404-5515 Quebec Inc. (Formerly, 7623704 Canada Inc.) [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	131,529	126,885
Dividends	(11,672)	(9,902)
Share of profits (losses)	10,963	9,912
Other increase (decrease)	(7,524)	4,634
Book value, ending balance	123,296	131,529	126,885
Foreign [member] | Eureka Moly LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	85,349	82,447
Share of profits (losses)	(39,801)	(25)
Other increase (decrease)	(2,028)	2,927
Book value, ending balance	43,520	85,349	82,447
Foreign [member] | AMCI (WA) PTY LTD [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	72,937	71,086
Share of profits (losses)	(6,561)	(4,377)
Other increase (decrease)	5,356	6,228
Book value, ending balance	71,732	72,937	71,086
Foreign [member] | Nickel mining company SAS [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	37,940	41,712
Share of profits (losses)	1,473	(4,250)
Other increase (decrease)	1,477	478
Book value, ending balance	40,890	37,940	41,712
Foreign [member] | KOREA LNG LTD. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	46,557	43,554
Dividends	(7,755)	(13,404)
Share of profits (losses)	7,681	13,501
Other increase (decrease)	(4,254)	2,906
Book value, ending balance	42,229	46,557	43,554
Foreign [member] | NCR LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	46,391	37,602
Acquisition	4,196	9,605
Share of profits (losses)	(1,452)	(822)
Other increase (decrease)	(2,527)	6
Book value, ending balance	46,608	46,391	37,602
Foreign [member] | PT. batutua tembaga raya [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	14,717	20,479
Share of profits (losses)	(14,883)	(6,209)
Other increase (decrease)	181	447
Book value, ending balance	15	14,717	20,479
Foreign [member] | PT. wampu electric power [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	13,363	14,120
Dividends	(559)
Share of profits (losses)	1,411	(1,247)
Other increase (decrease)	(1,499)	490
Book value, ending balance	12,716	13,363	14,120
Foreign [member] | Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	15,128	14,796
Share of profits (losses)	(80)	10
Other increase (decrease)	133	322
Book value, ending balance	15,181	15,128	14,796
Foreign [member] | POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	6,755	6,478
Share of profits (losses)	279	80
Other increase (decrease)	76	197
Book value, ending balance	7,110	6,755	₩ 6,478
Foreign [member] | Zhejiang Huayou Posco Esm Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	22,356
Acquisition		22,423
Share of profits (losses)	(384)	61
Other increase (decrease)	175	(128)
Book value, ending balance	₩ 22,147	₩ 22,356